Distribution Date:	03/11/22	SG Commercial Mortgage Securities Trust 2016-C5
Determination Date:	03/07/22
Next Distribution Date:	04/12/22
Record Date:	02/28/22	Commercial Mortgage Pass-Through Certificates
Series 2016-C5

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	SG Commercial Mortgage Securities, LLC
Certificate Factor Detail	3		Jim Barnard		Jim.Barnard@sgcib.com
Certificate Interest Reconciliation Detail	4		245 Park Avenue | New York, NY 10167 | United States
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	8-12		General	(305) 229-6465
Mortgage Loan Detail (Part 1)	13-14		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	17
			David Rodgers	(212) 230-9025
Historical Detail	18		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@wellsfargo.com
Specially Serviced Loan Detail - Part 2	22-23		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	24	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	25		CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	26
		Controlling Class	RREF III Debt AIV, L.P.
Interest Shortfall Detail - Collateral Level	27	Representative
Supplemental Notes	28		-

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	78419CAA2	1.345000%	30,047,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	78419CAB0	2.491000%	92,155,000.00	62,541,116.10	155,167.41	129,824.93	0.00	0.00	284,992.34	62,385,948.69	32.75%	30.00%
A-3	78419CAC8	2.779000%	165,000,000.00	165,000,000.00	0.00	382,112.50	0.00	0.00	382,112.50	165,000,000.00	32.75%	30.00%
A-4	78419CAD6	3.055000%	188,922,000.00	188,922,000.00	0.00	480,963.92	0.00	0.00	480,963.92	188,922,000.00	32.75%	30.00%
A-SB	78419CAE4	2.895000%	39,644,000.00	34,701,213.90	887,538.28	83,716.68	0.00	0.00	971,254.96	33,813,675.62	32.75%	30.00%
A-M	78419CAF1	3.379000%	50,656,000.00	50,656,000.00	0.00	142,638.85	0.00	0.00	142,638.85	50,656,000.00	25.18%	23.13%
B	78419CAK0	3.933000%	35,919,000.00	35,919,000.00	0.00	117,724.52	0.00	0.00	117,724.52	35,919,000.00	19.81%	18.25%
C	78419CAL8	4.817657%	33,157,000.00	33,157,000.00	0.00	133,115.86	0.00	0.00	133,115.86	33,157,000.00	14.86%	13.75%
D	78419CAV6	4.817657%	39,603,000.00	39,603,000.00	0.00	158,994.71	0.00	0.00	158,994.71	39,603,000.00	8.94%	8.38%
E	78419CAX2	2.537000%	19,342,000.00	19,342,000.00	0.00	40,892.21	0.00	0.00	40,892.21	19,342,000.00	6.05%	5.75%
F	78419CAZ7	2.537000%	8,289,000.00	8,289,000.00	0.00	19,359.07	0.00	0.00	19,359.07	8,289,000.00	4.81%	4.63%
G	78419CBB9	2.537000%	34,077,980.00	32,208,408.39	0.00	1,132.30	0.00	0.00	1,132.30	32,208,408.39	0.00%	0.00%
V	78419CBD5	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	78419CBF0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			736,811,980.00	670,338,738.39	1,042,705.69	1,690,475.55	0.00	0.00	2,733,181.24	669,296,032.70

X-A	78419CAG9	1.902055%	566,424,000.00	501,820,330.00	0.00	795,408.11	0.00	0.00	795,408.11	500,777,624.31
X-B	78419CAH7	0.884657%	35,919,000.00	35,919,000.00	0.00	26,479.98	0.00	0.00	26,479.98	35,919,000.00
X-C	78419CAJ3	0.000000%	33,157,000.00	33,157,000.00	0.00	0.00	0.00	0.00	0.00	33,157,000.00
X-D	78419CAM6	0.000000%	39,603,000.00	39,603,000.00	0.00	0.00	0.00	0.00	0.00	39,603,000.00
X-E	78419CAP9	2.280657%	19,342,000.00	19,342,000.00	0.00	36,760.38	0.00	0.00	36,760.38	19,342,000.00
X-F	78419CAR5	2.280657%	8,289,000.00	8,289,000.00	0.00	15,753.64	0.00	0.00	15,753.64	8,289,000.00
X-G	78419CAT1	2.280657%	34,077,980.00	32,208,408.39	0.00	61,213.60	0.00	0.00	61,213.60	32,208,408.39
Notional SubTotal			736,811,980.00	670,338,738.39	0.00	935,615.71	0.00	0.00	935,615.71	669,296,032.70

Deal Distribution Total					1,042,705.69	2,626,091.26	0.00	0.00	3,668,796.95

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance

A-1	78419CAA2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	78419CAB0	0.00000000	1.68376550	1.40876708	0.00000000	0.00000000	0.00000000	0.00000000	3.09253258	0.00000000
A-3	78419CAC8	0.00000000	0.00000000	2.31583333	0.00000000	0.00000000	0.00000000	0.00000000	2.31583333	0.00000000
A-4	78419CAD6	0.00000000	0.00000000	2.54583331	0.00000000	0.00000000	0.00000000	0.00000000	2.54583331	0.00000000
A-SB	78419CAE4	0.00000000	22.38770760	2.11171123	0.00000000	0.00000000	0.00000000	0.00000000	24.49941883	0.00000000
A-M	78419CAF1	0.00000000	0.00000000	2.81583327	0.00000000	0.00000000	0.00000000	0.00000000	2.81583327	0.00000000
X-A	78419CAG9	885.94468102	0.00000000	1.40426273	0.00000000	0.00000000	0.00000000	0.00000000	1.40426273	884.10382383
X-B	78419CAH7	1,000.00000000	0.00000000	0.73721373	0.00000000	0.00000000	0.00000000	0.00000000	0.73721373	1,000.00000000
X-C	78419CAJ3	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-D	78419CAM6	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-E	78419CAP9	1,000.00000000	0.00000000	1.90054700	0.00000000	0.00000000	0.00000000	0.00000000	1.90054700	1,000.00000000
X-F	78419CAR5	1,000.00000000	0.00000000	1.90054771	0.00000000	0.00000000	0.00000000	0.00000000	1.90054771	1,000.00000000
X-G	78419CAT1	945.13842634	0.00000000	1.79628018	0.00000000	0.00000000	0.00000000	0.00000000	1.79628018	945.13842634
B	78419CAK0	0.00000000	0.00000000	3.27749993	0.00000000	0.00000000	0.00000000	0.00000000	3.27749993	0.00000000
C	78419CAL8	0.00000000	0.00000000	4.01471364	0.00000000	0.00000000	0.00000000	0.00000000	4.01471364	0.00000000
D	78419CAV6	0.00000000	0.00000000	4.01471378	0.00000000	0.00000000	0.00000000	0.00000000	4.01471378	0.00000000
E	78419CAX2	0.00000000	0.00000000	2.11416658	0.00000000	0.00000000	0.00000000	0.00000000	2.11416658	0.00000000
F	78419CAZ7	0.00000000	0.00000000	2.33551333	(0.22134636)	0.00000000	0.00000000	0.00000000	2.33551333	0.00000000
G	78419CBB9	0.00000000	0.00000000	0.03322673	1.96495332	35.68289905	0.00000000	0.00000000	0.03322673	0.00000000
V	78419CBD5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	78419CBF0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	02/01/22 - 02/28/22	30	0.00	129,824.93	0.00	129,824.93	0.00	0.00	0.00	129,824.93	0.00
A-3	02/01/22 - 02/28/22	30	0.00	382,112.50	0.00	382,112.50	0.00	0.00	0.00	382,112.50	0.00
A-4	02/01/22 - 02/28/22	30	0.00	480,963.92	0.00	480,963.92	0.00	0.00	0.00	480,963.92	0.00
A-SB	02/01/22 - 02/28/22	30	0.00	83,716.68	0.00	83,716.68	0.00	0.00	0.00	83,716.68	0.00
A-M	02/01/22 - 02/28/22	30	0.00	142,638.85	0.00	142,638.85	0.00	0.00	0.00	142,638.85	0.00
X-A	02/01/22 - 02/28/22	30	0.00	795,408.11	0.00	795,408.11	0.00	0.00	0.00	795,408.11	0.00
X-B	02/01/22 - 02/28/22	30	0.00	26,479.98	0.00	26,479.98	0.00	0.00	0.00	26,479.98	0.00
X-C	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-D	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-E	02/01/22 - 02/28/22	30	0.00	36,760.38	0.00	36,760.38	0.00	0.00	0.00	36,760.38	0.00
X-F	02/01/22 - 02/28/22	30	0.00	15,753.64	0.00	15,753.64	0.00	0.00	0.00	15,753.64	0.00
X-G	02/01/22 - 02/28/22	30	0.00	61,213.60	0.00	61,213.60	0.00	0.00	0.00	61,213.60	0.00
B	02/01/22 - 02/28/22	30	0.00	117,724.52	0.00	117,724.52	0.00	0.00	0.00	117,724.52	0.00
C	02/01/22 - 02/28/22	30	0.00	133,115.86	0.00	133,115.86	0.00	0.00	0.00	133,115.86	0.00
D	02/01/22 - 02/28/22	30	0.00	158,994.71	0.00	158,994.71	0.00	0.00	0.00	158,994.71	0.00
E	02/01/22 - 02/28/22	30	0.00	40,892.21	0.00	40,892.21	0.00	0.00	0.00	40,892.21	0.00
F	02/01/22 - 02/28/22	30	1,830.87	17,524.33	0.00	17,524.33	(1,834.74)	0.00	0.00	19,359.07	0.00
G	02/01/22 - 02/28/22	30	1,146,615.34	68,093.94	0.00	68,093.94	66,961.64	0.00	0.00	1,132.30	1,216,001.12
Totals			1,148,446.21	2,691,218.16	0.00	2,691,218.16	65,126.90	0.00	0.00	2,626,091.26	1,216,001.12

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 28

	Additional Information
Total Available Distribution Amount (1)	3,668,796.95
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,525,731.64	Master Servicing Fee	7,984.62
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,039.20
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	260.69
ARD Interest	0.00	Operating Advisor Fee	1,584.59
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	177.27
Extension Interest	0.00
Interest Reserve Withdrawal	179,742.89
Total Interest Collected	2,705,474.53	Total Fees	14,256.36

Principal		Expenses/Reimbursements
Scheduled Principal	881,378.80	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	26,790.01
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	35,325.84
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	3,011.04
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	161,326.89	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,042,705.69	Total Expenses/Reimbursements	65,126.89

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,626,091.26
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,042,705.69
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,668,796.95
Total Funds Collected	3,748,180.22	Total Funds Distributed	3,748,180.20

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	670,338,738.39	670,338,738.39	Beginning Certificate Balance	670,338,738.39
(-) Scheduled Principal Collections	881,378.80	881,378.80	(-) Principal Distributions	1,042,705.69
(-) Unscheduled Principal Collections	161,326.89	161,326.89	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	669,296,032.70	669,296,032.70	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	671,317,094.51	671,317,094.51	Ending Certificate Balance	669,296,032.70
Ending Actual Collateral Balance	670,349,978.61	670,349,978.61

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.82%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	2	33,074,986.15	4.94%	51	4.6489	NAP	Defeased	2	33,074,986.15	4.94%	51	4.6489	NAP
2,000,000 or less	1	1,563,828.89	0.23%	48	6.3600	(0.787000)	1.30 or less	9	112,879,140.41	16.87%	49	5.1333	0.724288
2,000,001 to 3,000,000	1	2,389,651.76	0.36%	50	5.7600	1.229700	1.31 to 1.40	3	40,620,815.85	6.07%	48	4.4950	1.352418
3,000,001 to 4,000,000	1	3,150,000.00	0.47%	44	4.8455	2.684500	1.41 to 1.50	4	53,786,679.50	8.04%	51	5.1469	1.469398
4,000,001 to 5,000,000	6	27,395,207.30	4.09%	50	5.3247	2.148373	1.51 to 1.60	3	48,549,440.35	7.25%	45	4.9699	1.553451
5,000,001 to 6,000,000	1	5,780,974.18	0.86%	51	5.3200	1.612400	1.61 to 1.70	5	33,993,977.77	5.08%	30	5.4156	1.647216
6,000,001 to 7,000,000	3	19,329,232.91	2.89%	49	4.9791	0.821260	1.71 to 1.80	2	60,000,000.00	8.96%	50	4.1267	1.751500
7,000,001 to 8,000,000	1	8,000,000.00	1.20%	(8)	4.5981	1.880000	1.81 to 1.90	5	57,833,118.00	8.64%	43	4.8861	1.845408
8,000,001 to 9,000,000	2	16,639,953.90	2.49%	48	5.3470	1.547256	1.91 to 2.00	1	28,000,000.00	4.18%	(8)	4.5981	1.950800
9,000,001 to 10,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.01 to 2.25	3	61,230,355.38	9.15%	23	4.9955	2.120329
10,000,001 to 15,000,000	10	127,940,611.90	19.12%	45	5.3593	1.488860	2.26 to 3.00	4	84,256,570.59	12.59%	48	4.9838	2.375780
15,000,001 to 20,000,000	3	56,250,275.71	8.40%	47	4.7682	1.736613	3.01 to 3.99	3	55,070,948.70	8.23%	51	4.3473	3.266903
20,000,001 to 30,000,000	9	222,496,653.12	33.24%	34	4.7715	1.816846	4.00 or greater	0	0.00	0.00%	0	0.0000	0.000000
30,000,001 or greater	4	145,284,656.88	21.71%	51	4.3724	2.037940	Totals	44	669,296,032.70	100.00%	43	4.8441	1.741386
Totals	44	669,296,032.70	100.00%	43	4.8441	1.741386
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 28

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	4	33,074,986.15	4.94%	51	4.6489	NAP	Virginia	39	29,700,554.51	4.44%	48	5.0743	2.055812
Alabama	3	16,709,617.64	2.50%	50	5.4107	3.462825	Washington	6	44,034,468.24	6.58%	52	4.9978	1.700865
Arizona	1	6,579,032.60	0.98%	45	4.7500	(0.096600)	Wisconsin	1	21,569,161.54	3.22%	44	5.0500	1.534500
California	4	92,574,493.00	13.83%	28	4.8382	2.026386	Totals	134	669,296,032.70	100.00%	43	4.8441	1.741386
Connecticut	1	1,342,553.96	0.20%	51	5.3200	1.851300
									Property Type³
Florida	5	61,687,345.04	9.22%	48	5.1392	1.869756
Georgia	2	22,439,176.63	3.35%	45	4.0385	1.447734		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Illinois	1	3,604,793.83	0.54%	45	4.9040	2.406400		Properties	Balance	Agg. Bal.			DSCR¹
Indiana	2	11,213,564.17	1.68%	51	5.1617	1.422109	Defeased	4	33,074,986.15	4.94%	51	4.6489	NAP
Massachusetts	1	4,243,245.06	0.63%	45	4.9040	2.406400	Industrial	1	166,026.32	0.02%	(10)	5.2130	1.679800
Minnesota	1	2,868,119.34	0.43%	45	4.9040	2.406400	Lodging	13	126,669,541.91	18.93%	50	5.3793	1.504235
Mississippi	1	3,679,341.05	0.55%	43	4.7900	1.586100	Mixed Use	2	10,869,580.17	1.62%	52	4.5300	1.818800
Missouri	1	2,229,668.12	0.33%	45	4.9040	2.406400	Multi-Family	3	37,505,176.14	5.60%	47	4.7324	1.482073
New Hampshire	1	40,000,000.00	5.98%	51	4.0400	1.756500	Office	25	217,805,562.56	32.54%	40	5.0302	1.764969
New Jersey	26	42,335,606.75	6.33%	36	5.0729	1.138119	Other	58	20,000,000.01	2.99%	47	4.3000	1.741500
New York	3	40,172,250.51	6.00%	48	3.8946	2.886295	Retail	28	223,205,159.45	33.35%	39	4.4703	1.965172
North Carolina	2	6,347,984.15	0.95%	51	5.0013	1.327450	Totals	134	669,296,032.70	100.00%	43	4.8441	1.741386
Ohio	5	26,238,656.08	3.92%	48	5.1962	1.426479
Oklahoma	1	3,150,000.00	0.47%	44	4.8455	2.684500
Oregon	2	9,639,917.86	1.44%	45	6.1003	1.233129
Pennsylvania	14	66,038,770.80	9.87%	27	4.9374	1.768016
South Carolina	1	4,628,954.39	0.69%	51	5.1700	1.670900
Tennessee	1	31,284,656.88	4.67%	52	5.1160	0.838000
Texas	4	33,345,249.48	4.98%	44	4.8041	1.289969
Utah	1	8,563,864.93	1.28%	51	4.6840	1.474600

Note: Please refer to footnotes on the next page of the report.

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				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	33,074,986.15	4.94%	51	4.6489	NAP	Defeased	2	33,074,986.15	4.94%	51	4.6489	NAP
	4.000% or less	2	56,229,153.16	8.40%	49	3.7913	2.439726	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	1	40,000,000.00	5.98%	51	4.0400	1.756500	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	1	20,000,000.00	2.99%	47	4.3000	1.741500	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	6	110,811,931.61	16.56%	32	4.6498	1.901019	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	6	121,254,018.55	18.12%	34	4.8866	1.850017	49 months or greater	42	636,221,046.55	95.06%	42	4.8542	1.765888
	5.001% to 5.250%	13	177,429,312.72	26.51%	45	5.1102	1.394630	Totals	44	669,296,032.70	100.00%	43	4.8441	1.741386
	5.251% to5.500%	7	67,906,860.83	10.15%	50	5.3782	1.718937
	5.501% to 5.750%	2	16,753,629.47	2.50%	52	5.6449	2.126072
	5.751% to 6.000%	2	16,196,222.35	2.42%	50	5.8367	2.133900
	6.001 or greater	2	9,639,917.86	1.44%	45	6.1003	1.233129
	Totals	44	669,296,032.70	100.00%	43	4.8441	1.741386
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	33,074,986.15	4.94%	51	4.6489	NAP	Defeased	2	33,074,986.15	4.94%	51	4.6489	NAP
	59 months or less	42	636,221,046.55	95.06%	42	4.8542	1.765888	Interest Only	8	202,450,000.00	30.25%	39	4.3748	2.239175
60 months to 83 months		0	0.00	0.00%	0	0.0000	0.000000	324 months or less	34	433,771,046.55	64.81%	44	5.0780	1.544995
84 months to 110 months		0	0.00	0.00%	0	0.0000	0.000000	325 months to 351 months	0	0.00	0.00%	0	0.0000	0.000000
	111 months or greater	0	0.00	0.00%	0	0.0000	0.000000	352 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	44	669,296,032.70	100.00%	43	4.8441	1.741386	Totals	44	669,296,032.70	100.00%	43	4.8441	1.741386
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	2	33,074,986.15	4.94%	51	4.6489	NAP				None
Underwriter's Information		1	8,000,000.00	1.20%	(8)	4.5981	1.880000
	12 months or less	38	569,359,427.22	85.07%	46	4.8831	1.757690
	13 months to 24 months	2	48,000,000.00	7.17%	15	4.4739	1.863592
	25 months or greater	1	10,861,619.33	1.62%	(10)	5.2130	1.679800
	Totals	44	669,296,032.70	100.00%	43	4.8441	1.741386
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	303161073	RT	Salem	NH	Actual/360	4.040%	125,688.89	0.00	0.00	N/A	06/01/26	--	40,000,000.00	40,000,000.00	03/01/22
2	303161071	OF	San Francisco	CA	Actual/360	4.742%	140,152.44	0.00	0.00	N/A	06/01/26	--	38,000,000.00	38,000,000.00	03/01/22
3	407004623	RT	New York	NY	Actual/360	3.705%	103,754.00	0.00	0.00	N/A	06/06/26	--	36,000,000.00	36,000,000.00	03/06/22
4	306170004	RT	Lynwood	CA	Actual/360	4.598%	100,136.62	0.00	0.00	N/A	07/05/21	--	28,000,000.00	28,000,000.00	02/05/22
4A	306170104				Actual/360	4.598%	28,610.46	0.00	0.00	N/A	07/05/21	--	8,000,000.00	8,000,000.00	02/05/22
5	303161076	LO	Nashville	TN	Actual/360	5.116%	124,731.19	61,837.95	0.00	N/A	07/01/26	--	31,346,494.83	31,284,656.88	03/01/22
6	306170006	OF	Tampa	FL	Actual/360	5.020%	116,599.54	46,105.15	0.00	N/A	03/06/26	--	29,863,286.33	29,817,181.18	03/06/22
7	407004622	RT	Various	Various	Actual/360	4.904%	111,756.71	0.00	0.00	N/A	12/06/25	--	29,300,000.00	29,300,000.00	03/06/22
8	303161078	OF	Center Valley	PA	Actual/360	4.910%	103,592.39	161,326.89	0.00	07/01/21	07/01/36	--	27,126,317.00	26,964,990.11	03/01/22
9	306170009	MF	Dallas	TX	Actual/360	4.810%	88,265.98	37,798.81	0.00	N/A	12/06/25	--	23,593,521.04	23,555,722.23	03/06/22
10	301741107	OF	Glendale	WI	Actual/360	5.050%	84,894.36	44,677.21	0.00	N/A	11/06/25	--	21,613,838.75	21,569,161.54	03/06/22
11	301741118	RT	Columbus	GA	Actual/360	3.944%	62,245.41	62,382.64	0.00	N/A	12/06/25	--	20,291,535.80	20,229,153.16	03/06/22
12	407004625	OF	Breinigsville	PA	Actual/360	5.000%	83,355.26	42,797.82	0.00	N/A	07/06/26	--	21,434,208.64	21,391,410.82	02/06/22
13	306170013	Various Various		WA	Actual/360	4.530%	76,476.39	36,658.05	0.00	N/A	07/05/26	--	21,705,692.13	21,669,034.08	03/05/22
14	306170014	RT	Various	FL	Actual/360	5.233%	78,946.13	38,173.51	0.00	N/A	05/05/26	--	19,396,553.83	19,358,380.32	03/05/22
15	407004638	98	Various	Various	Actual/360	4.300%	66,888.89	0.00	0.00	N/A	02/06/26	--	20,000,000.00	20,000,000.00	03/06/22
16	306170016	IN	Various	PA	Actual/360	4.620%	66,056.06	34,142.80	0.00	N/A	07/01/26	--	18,382,949.13	18,348,806.33	03/01/22
17	301741100	RT	Various	Various	Actual/360	4.790%	63,048.24	31,282.75	0.00	10/06/25	10/06/45	--	16,923,178.14	16,891,895.39	03/06/22
18	303161066	MF	Blacksburg	VA	Actual/360	4.685%	53,772.60	30,747.90	0.00	N/A	05/01/26	--	14,756,927.72	14,726,179.82	03/01/22
19	306170019	LO	Gulf Shores	AL	Actual/360	5.500%	60,881.55	27,125.75	0.00	N/A	06/05/26	--	14,232,050.13	14,204,924.38	03/05/22
20	301741138	OF	Beachwood	OH	Actual/360	5.347%	57,134.38	26,599.66	0.00	N/A	06/06/26	--	13,738,261.79	13,711,662.13	03/06/22
21	306170021	LO	Various	VA	Actual/360	5.850%	62,936.17	25,554.97	0.00	N/A	05/06/26	--	13,832,125.56	13,806,570.59	03/06/22
22	407004609	LO	Los Angeles	CA	Actual/360	5.419%	57,889.92	26,517.69	0.00	N/A	05/06/26	--	13,734,986.37	13,708,468.68	03/06/22
23	407000584	LO	Saddle Brook	NJ	Actual/360	5.146%	54,219.22	27,633.50	0.00	N/A	12/06/25	--	13,546,527.47	13,518,893.97	03/06/21
24	407004621	OF	Horsham	PA	Actual/360	5.051%	55,913.89	23,997.65	0.00	N/A	06/06/26	--	14,232,683.30	14,208,685.65	03/06/22
26	303161069	LO	Ocala	FL	Actual/360	5.281%	49,154.75	23,435.67	0.00	N/A	05/01/26	--	11,967,234.27	11,943,798.60	03/01/22
27	306170027	OF	Vancouver	WA	Actual/360	5.610%	51,956.34	19,882.37	0.00	N/A	07/05/26	--	11,907,487.52	11,887,605.15	03/05/22
28	305960001	Various Various		Various	Actual/360	5.213%	44,116.58	19,123.56	0.00	N/A	05/05/21	--	10,880,742.89	10,861,619.33	05/05/21

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
29	407004607	OF	Cherry Hill	NJ	Actual/360	5.100%	40,097.26	20,170.16	0.00	N/A	05/06/26	--	10,108,553.58	10,088,383.42	03/06/22
30	306170030	OF	Taylorsville	UT	Actual/360	4.684%	31,289.38	24,777.07	0.00	N/A	06/01/26	--	8,588,642.00	8,563,864.93	03/01/22
31	306170031	LO	Newport	OR	Actual/360	6.050%	38,104.66	21,713.23	0.00	N/A	11/05/25	--	8,097,802.20	8,076,088.97	02/05/20
33	306170033	RT	Glendale	AZ	Actual/360	4.750%	24,357.53	13,983.55	0.00	N/A	12/06/25	--	6,593,016.15	6,579,032.60	06/06/21
34	306170034	LO	Pineville	NC	Actual/360	5.020%	24,208.95	17,379.72	0.00	N/A	06/05/26	--	6,200,356.76	6,182,977.04	03/05/22
35	306170035	RT	Noblesville	IN	Actual/360	5.170%	26,460.17	13,089.68	0.00	N/A	06/06/26	--	6,580,312.95	6,567,223.27	03/06/22
36	306170036	RT	Richland	WA	Actual/360	5.320%	23,985.92	15,837.47	0.00	N/A	06/06/26	--	5,796,811.65	5,780,974.18	02/06/22
37	407004624	LO	Yuba City	CA	Actual/360	5.730%	21,743.25	12,791.16	0.00	N/A	07/06/26	--	4,878,815.48	4,866,024.32	03/06/22
38	306170038	LO	Fort Mill	SC	Actual/360	5.170%	18,665.19	12,845.29	0.00	N/A	06/05/26	--	4,641,799.68	4,628,954.39	03/05/22
39	306170039	LO	Wauseon	OH	Actual/360	5.350%	18,562.46	12,754.67	0.00	N/A	10/06/25	--	4,460,938.76	4,448,184.09	03/06/22
40	407004615	OF	Mishawaka	IN	Actual/360	5.150%	18,648.02	9,199.32	0.00	N/A	06/06/26	--	4,655,540.22	4,646,340.90	03/06/22
41	306170041	OF	Yakima	WA	Actual/360	5.210%	19,061.27	7,050.85	0.00	N/A	05/05/26	--	4,703,905.68	4,696,854.83	03/05/22
42	306170042	RT	Various	Various	Actual/360	5.320%	17,026.62	6,070.09	0.00	N/A	06/06/26	--	4,114,918.86	4,108,848.77	03/06/22
44	306170044	MF	Oklahoma City	OK	Actual/360	4.846%	11,871.48	0.00	0.00	N/A	11/06/25	--	3,150,000.00	3,150,000.00	03/06/22
46	306170046	RT	Plattsburgh	NY	Actual/360	5.760%	10,725.64	4,463.78	0.00	N/A	05/05/26	--	2,394,115.54	2,389,651.76	03/05/22
47	306170047	OF	Portland	OR	Actual/360	6.360%	7,749.48	2,777.35	0.00	N/A	03/05/26	--	1,566,606.24	1,563,828.89	02/05/20
Totals							2,525,731.64	1,042,705.69	0.00				670,338,738.39	669,296,032.70
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	21,349,154.20	14,642,300.64	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2	4,276,997.07	3,241,176.36	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3	3,827,063.59	2,091,965.39	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	9,837,695.00	5,052,590.00	01/01/20	06/30/20	--	0.00	0.00	100,027.74	100,027.74	0.00	0.00
4A	0.00	0.00	--	--	--	0.00	0.00	28,579.34	28,579.34	0.00	0.00
5	968,190.56	3,609,345.02	01/01/21	09/30/21	08/06/21	0.00	0.00	0.00	0.00	0.00	0.00
6	9,537,728.93	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	22,297,925.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	3,066,541.34	1,568,371.38	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	1,861,249.09	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	2,557,945.13	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	7,906,617.13	5,652,377.30	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	5,527,428.59	4,859,271.74	01/01/21	09/30/21	--	0.00	0.00	125,736.30	125,736.30	0.00	0.00
13	2,601,072.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,878,040.73	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	13,380,724.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
17	3,002,538.97	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
19	2,195,541.25	4,185,772.53	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,268,653.25	746,340.93	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	(61,825.00)	2,053,572.59	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	3,268,598.53	3,014,041.18	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	(1,124,120.00)	(262,492.00)	01/01/21	09/30/21	07/06/21	0.00	0.00	81,499.86	897,212.15	463,099.36	0.00
24	1,451,791.46	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	1,416,664.57	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,397,701.61	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	8,234,016.00	6,163,765.00	01/01/18	09/30/18	07/12/21	2,819,978.18	367,083.63	51,703.19	399,038.69	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
29	3,213,377.34	2,394,305.32	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,110,236.00	844,460.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	538,559.03	1,014,159.02	01/01/21	09/30/21	08/06/21	0.00	32,615.75	59,732.93	1,173,679.64	139,385.32	0.00
33	464,283.10	(369.00)	01/01/21	06/30/21	11/08/21	4,053,017.18	80,665.73	23,314.02	264,152.26	69,040.76	0.00
34	477,597.26	728,542.82	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	670,022.48	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	835,761.00	626,821.76	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1,089,239.46	1,676,163.28	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	367,598.77	707,886.57	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	460,936.59	862,664.78	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	571,030.54	296,983.01	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	558,534.13	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	440,058.37	350,847.81	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	439,143.20	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	225,889.86	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	171,263.00	(72,785.56)	01/01/21	09/30/21	11/08/21	82,816.07	10,825.06	10,101.05	252,178.04	21,496.85	0.00
Totals	143,140,798.56	67,464,742.44				6,955,811.43	491,190.17	480,694.43	3,240,604.16	693,022.29	0.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
8	303161078	161,326.89	Partial Liquidation (Curtailment)	0.00	0.00
Totals		161,326.89		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
03/11/22	0	0.00	0	0.00	4	29,737,844.43	0	0.00	1	6,579,032.60	0	0.00	1	161,326.89	0	0.00	4.844101%	4.768467%	43
02/11/22	0	0.00	0	0.00	4	29,803,952.06	0	0.00	1	6,593,016.15	0	0.00	1	157,063.63	0	0.00	4.844371%	4.768743%	44
01/12/22	0	0.00	0	0.00	4	29,856,483.21	0	0.00	1	6,604,343.63	0	0.00	1	156,402.36	0	0.00	4.844570%	4.768949%	45
12/10/21	0	0.00	0	0.00	4	29,908,770.91	0	0.00	1	6,615,624.97	0	0.00	1	144,320.84	0	0.00	4.844767%	4.777152%	46
11/15/21	0	0.00	0	0.00	4	29,965,263.73	0	0.00	1	6,627,731.28	0	0.00	1	148,398.25	1	7,790,311.06	4.844985%	4.777378%	47
10/13/21	0	0.00	0	0.00	4	30,017,047.28	0	0.00	1	6,638,917.34	0	0.00	1	140,126.00	0	0.00	4.846951%	4.777065%	47
09/13/21	0	0.00	1	6,650,931.81	4	55,016,703.75	0	0.00	0	0.00	0	0.00	1	147,159.38	0	0.00	4.847163%	4.777285%	48
08/12/21	1	6,662,023.36	0	0.00	4	55,104,069.37	0	0.00	0	0.00	0	0.00	1	137,103.91	1	11,583,127.76	4.847352%	4.773063%	49
07/12/21	0	0.00	2	20,373,525.02	5	68,927,433.69	0	0.00	0	0.00	1	31,688,720.54	1	143,108.63	0	0.00	4.860138%	4.777121%	50
06/11/21	2	20,408,406.80	0	0.00	5	69,039,902.06	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.860345%	4.777332%	51
05/12/21	0	0.00	1	6,695,902.53	6	82,885,786.21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.860515%	4.780310%	52
04/12/21	0	0.00	0	0.00	8	100,755,237.08	0	0.00	0	0.00	1	12,151,412.43	0	0.00	1	2,895,676.53	4.862606%	4.780529%	53
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
4	306170004	02/05/22	0	5	100,027.74	100,027.74	494.95	28,000,000.00	10/09/20	2	04/14/21
4A	306170104	02/05/22	0	5	28,579.34	28,579.34	0.00	8,000,000.00	10/09/20	2	04/14/21
12	407004625	02/06/22	0	B	125,736.30	125,736.30	400.00	21,434,208.64	01/03/22	13
23	407000584	03/06/21	11	6	81,499.86	897,212.15	730,255.21	13,787,973.37	11/12/20	2
28	305960001	05/05/21	9	5	51,703.19	399,038.69	0.00	11,012,115.80	06/07/19	3	02/14/20
31	306170031	02/05/20	24	6	59,732.93	1,173,679.64	193,340.88	8,511,835.07	05/11/20	13
33	306170033	06/06/21	8	6	23,314.02	264,152.26	137,698.96	6,684,949.55	11/05/20	7			08/31/21
36	306170036	02/06/22	0	B	0.00	0.00	0.00	5,780,974.18
47	306170047	02/05/20	24	6	10,101.05	252,178.04	45,761.44	1,613,738.19	05/11/20	13
Totals					480,694.43	3,240,604.16	1,107,951.44	104,825,794.80
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		46,861,619	0	46,861,619		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		181,807,247	152,069,402	23,158,812		6,579,033
49 - 60 Months		396,770,281	396,770,281	0		0
> 60 Months		43,856,886	43,856,886	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Mar-22	669,296,033	592,696,569	0	0	34,020,431	6,579,033
Feb-22	670,338,738	593,654,043	36,000,000	0	34,091,679	6,593,016
Jan-22	671,188,477	594,436,918	0	36,000,000	40,751,559	0
Dec-21	672,034,571	595,216,456	0	0	76,818,115	0
Nov-21	672,927,543	596,037,156	0	0	76,890,387	0
Oct-21	681,561,783	596,803,131	0	0	84,758,652	0
Sep-21	682,457,654	566,019,698	0	6,650,932	109,787,024	0
Aug-21	683,294,094	566,731,750	6,662,023	0	109,900,320	0
Jul-21	697,588,738	553,465,713	0	20,373,525	123,749,500	0
Jun-21	698,499,200	598,052,583	20,408,407	0	80,038,211	0
May-21	699,193,618	598,599,813	0	6,695,903	93,897,902	0
Apr-21	703,869,720	603,114,483	0	0	100,755,237	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
4	306170004	28,000,000.00	28,000,000.00	161,000,000.00	10/16/21	4,820,253.00	1.95080	06/30/20	07/05/21	I/O
4A	306170104	8,000,000.00	8,000,000.00	161,000,000.00	10/16/21		1.88000	--	07/05/21	I/O
5	303161076	31,284,656.88	31,284,656.88	101,000,000.00	07/07/21	2,974,554.02	0.83800	09/30/21	07/01/26	291
12	407004625	21,391,410.82	21,434,208.64	102,000,000.00	05/03/16	4,608,680.99	1.46750	09/30/21	07/06/26	291
23	407000584	13,518,893.97	13,787,973.37	27,100,000.00	05/24/21	(262,492.00)	(0.19430)	09/30/21	12/06/25	284
28	305960001	10,861,619.33	11,012,115.80	131,000,000.00	09/29/15	5,846,976.00	1.67980	09/30/18	05/05/21	291
31	306170031	8,076,088.97	8,511,835.07	10,700,000.00	07/15/21	874,483.52	1.62430	09/30/21	11/05/25	223
33	306170033	6,579,032.60	6,684,949.55	3,030,000.00	09/13/21	(22,227.00)	(0.09660)	06/30/21	12/06/25	284
47	306170047	1,563,828.89	1,613,738.19	1,930,000.00	10/08/21	(74,570.56)	(0.78700)	09/30/21	03/05/26	287
Totals		129,275,531.46	130,329,477.50	698,760,000.00		18,765,657.97

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					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
4	306170004	RT	CA	10/09/20	2
	Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

4A	306170104	Various	Various	10/09/20	2
	Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

5	303161076	LO	TN	06/09/20	9
	Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

12	407004625	OF	PA	01/03/22	13
	Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

23	407000584	LO	NJ	11/12/20	2
	Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

28	305960001	Various	Various	06/07/19	3
	Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

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Specially Serviced Loan Detail - Part 2
Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
31	306170031	LO	OR	05/11/20	13
Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

33	306170033	RT	AZ	11/05/20	7
Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

47	306170047	OF	OR	05/11/20	13
Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
5	303161076	32,360,036.78	5.11600%	32,316,027.98 5.11600%		10	05/26/21	05/26/21	--
19	306170019	14,586,985.70	5.50000%	14,586,985.70 5.50000%		10	07/15/20	04/05/20	09/08/20
22	407004609	14,142,165.57	5.41900%	14,142,165.57 5.41900%		10	06/02/20	06/06/20	07/06/20
26	303161069	12,347,378.94	5.28100%	12,312,614.56 5.28100%		10	03/31/21	07/01/20	--
Totals		73,436,566.99		73,357,793.81
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
25	303161077 08/12/21	13,471,228.11	13,500,000.00	13,000,709.18	1,399,053.24	13,000,709.18	11,601,655.94	1,869,572.17	0.00	0.00	1,869,572.17	12.89%
32	301741139 11/15/21	7,802,347.46	15,400,000.00	8,254,663.58	333,085.80	8,254,663.58	7,921,577.78	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		21,273,575.57	28,900,000.00	21,255,372.76	1,732,139.04	21,255,372.76	19,523,233.72	1,869,572.17	0.00	0.00	1,869,572.17

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	03/11/22	0.00	(4,002.99)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
		02/11/22	0.00	(3,994.55)	0.00	0.00	0.00	0.00	0.00	0.00
		01/12/22	0.00	(3,986.12)	0.00	0.00	0.00	0.00	0.00	0.00
		12/10/21	0.00	(3,977.71)	0.00	0.00	0.00	0.00	0.00	0.00
		11/15/21	0.00	(3,969.32)	0.00	0.00	0.00	0.00	0.00	0.00
		10/13/21	0.00	(3,960.94)	0.00	0.00	0.00	0.00	0.00	0.00
		09/13/21	0.00	(3,952.59)	0.00	0.00	0.00	0.00	0.00	0.00
25	303161077	08/12/21	0.00	0.00	1,869,572.17	0.00	0.00	1,869,572.17	0.00	0.00	1,869,572.17
32	301741139	11/15/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	(4,002.99)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	(27,844.22)	1,869,572.17	0.00	0.00	1,869,572.17	0.00	0.00	1,869,572.17

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
4	0.00	0.00	5,444.44	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
4A	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	0.00	6,095.15	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	4,167.76	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	0.00	0.00	1,001.99	0.00	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	0.00	0.00	884.91	0.00	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	0.00	0.00	725.90	0.00	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	2,118.49	0.00	0.00	11,422.79	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	0.00	3,500.00	0.00	0.00	14,957.88	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	0.00	0.00	0.00	398.24	0.00	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	0.00	3,500.00	0.00	0.00	409.34	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	35,325.84	0.00	3,011.04	26,790.01	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		65,126.89

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Supplemental Notes
None

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